Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 677	$ 597
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	394	378
Current service cost	29	22
Interest cost	10	8
Actuarial losses and changes in actuarial assumptions	39	14
Benefits paid	(19)	(14)
(Divestiture) acquisition	(3)	2
Foreign exchange	(4)	(16)
Ending funded status	446	394
Current liability	9	9
Liabilities held for sale		4
Non-current liability	437	381
Net amount	446	394
Unrecognized actuarial losses	(124)	(88)
Current service cost	29	22
Interest cost	10	8
Actuarial losses (gains)	4	(1)
Net periodic benefit cost	$ 43	$ 29